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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-02735
-----------------------------------------------------------------

                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                          ELFUN TAX-EXEMPT INCOME FUND

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                                              PRINCIPAL
                                                                                                AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.0% +
---------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.5%
Alabama Water Pollution Control Authority (AMBAC Insured)
   4.75%                                                                08/15/21              $   5,000   $     5,004 (n)
City of Birmingham
   5.25%                                                                05/01/17                  3,395         3,590
East Alabama Health Care Authority
   5.00%                                                                09/01/33                  5,500         5,714
Montgomery BMC Special Care Facilities Financing Authority
   5.00%                                                                11/15/20                  8,375         9,425 (m)
Montgomery Medical Clinic Board
   5.25%                                                                03/01/31 - 03/01/36       3,000         2,740
                                                                                                               26,473

ALASKA - 0.2%
City of Anchorage
   6.50%                                                                12/01/10                  2,825         2,934

ARIZONA - 2.5%
Arizona State University (AGM Insured)
   5.25%                                                                07/01/15                  5,000         5,439 (n)
City of Phoenix
   5.00%                                                                07/01/19                  5,000         5,716
Glendale Western Loop 101 Public Facilites Corp.
   6.25%                                                                07/01/38                 10,000        10,542
Maricopa County Industrial Development Authority
   5.50%                                                                07/01/26                  5,000         5,119
Maricopa County Stadium District (AMBAC Insured)
   5.38%                                                                06/01/16                  2,145         2,238 (n)
Phoenix Civic Improvement Corp.
   5.00%                                                                07/01/39                  3,500         3,615
Phoenix Civic Improvement Corp. (FGIC Insured)
   5.50%                                                                0701/23 - 07/01/24        7,260         8,488 (n)
Pima County Industrial Development Authority
   5.75%                                                                09/01/29                  2,500         2,514
University Medical Center Corp.
   6.50%                                                                07/01/39                  1,000         1,068
                                                                                                               44,739

CALIFORNIA - 7.4%
Abag Finance Authority for Nonprofit Corps
   5.00%                                                                12/01/37                  7,940         7,063
Bay Area Toll Authority
   5.00%                                                                04/01/31 - 04/01/34      15,000        15,427
California Educational Facilities Authority

   5.00%                                                                10/01/39                  7,000         7,290
   5.25%                                                                10/01/39                  6,000         6,375
California Health Facilities Financing Authority
   5.00%                                                                08/15/39                  8,500         8,037
   6.00%                                                                07/01/39                  5,000         5,313
   6.50%                                                                10/01/33                  3,500         3,924
California State Public Works Board
   6.00%                                                                04/01/26                  8,475         8,784
Coast Community College District (AGM Insured)
   0.69%                                                                08/01/33                  8,750         6,965 (d,n)
Foothill-De Anza Community College District (AMBAC Insured)
   4.50%                                                                08/01/31                  4,600         4,471 (n)
Los Angeles Department of Water & Power (AMBAC Insured)
   5.00%                                                                07/01/32                  5,000         5,178 (n)
Los Angeles Harbor Department
   5.00%                                                                08/01/26                  8,000         8,476
Metropolitan Water District of Southern California
   5.00%                                                                07/01/35                  5,000         5,178
San Diego Unified School District (AGM Insured)
   5.25%                                                                07/01/17 - 07/01/19       8,795         9,913 (n)
San Francisco Bay Area Transit Financing Authority
   5.00%                                                                08/01/27                  5,000         5,367
San Francisco City & County Airports Commission
   5.25%                                                                05/01/26                  3,000         3,157
San Francisco City & County Public Utilities Commission
   5.00%                                                                11/01/39                 14,040        14,350
University of California (AMBAC Insured)
   5.00%                                                                05/15/34                  3,775         4,138 (m,n)
   5.00%                                                                05/15/34                  2,225         2,126 (n)
                                                                                                              131,532

COLORADO - 1.0%
Colorado Water Resources & Power Development Authority
   5.25%                                                                09/01/17 - 09/01/18       5,880         6,207
E-470 Public Highway Authority
   5.75%                                                                09/01/35                  4,000         4,163 (m)
University of Colorado Hospital Authority
   5.25%                                                                11/15/39                  7,000         6,958
                                                                                                               17,328

CONNECTICUT - 1.5%
Connecticut State Health & Educational Facility Authority
   5.00%                                                                07/01/40 - 07/01/42      10,500        10,726
Mashantucket Western Pequot Tribe
   5.70%                                                                09/01/12                  2,500         1,475 (b)
South Central Regional Water Authority
   5.00%                                                                08/01/27                  3,000         3,141
State of Connecticut
   5.00%                                                                11/01/26                 10,000        10,779
                                                                                                               26,121

DELAWARE - 0.6%
County of New Castle
   5.00%                                                                07/15/33 - 07/15/39      10,000        10,672

DISTRICT OF COLUMBIA - 1.5%
District of Columbia

   5.50%                                                                04/01/36                 15,000        15,492
   5.75%                                                                09/15/20                  5,000         5,063
District of Columbia Water & Sewer Authority
   5.25%                                                                10/01/29                  5,000         5,324
                                                                                                               25,879

FLORIDA - 2.7%
Brevard County Health Facilities Authority
   5.00%                                                                04/01/34                  2,500         2,270
   7.00%                                                                04/01/39                  1,000         1,095
City of Tampa
   5.00%                                                                10/01/26                  5,000         5,141
County of Seminole
   5.00%                                                                10/01/25                  8,195         8,531
Hillsborough County Industrial Development Authority
   5.00%                                                                10/01/18                  5,000         5,088
   5.25%                                                                10/01/15 - 10/01/24      10,630        10,881
Jacksonville Econonomic Development Commission
   5.50%                                                                11/15/36                  5,000         5,131
North Broward Hospital District
   5.70%                                                                01/15/16                  1,915         2,013 (m)
South Miami Health Facilities Authority
   5.25%                                                                11/15/33                  6,380         7,077 (m)
                                                                                                               47,227

GEORGIA - 7.1%
Athens-Clarke County
   5.50%                                                                01/01/38                  7,000         7,569
Athens-Clarke County Unified Government Development Authority
   1.81%                                                                06/15/31                  6,050         4,980 (d)
City of Atlanta (AGM Insured)
   5.25%                                                                01/01/33                  4,000         4,059 (n)
   5.75%                                                                11/01/27                  5,000         5,766 (n)
City of Augusta (AGM Insured)
   5.25%                                                                10/01/34                  8,500         8,753 (n)
County of Fulton GA (FGIC Insured)
   5.00%                                                                01/01/30                  5,000         5,138 (n)
   5.25%                                                                01/01/35                  5,500         5,671 (n)
De Kalb County (AGM Insured)
   5.25%                                                                10/01/32                 15,000        16,917 (n)
DeKalb Newton & Gwinnett Counties Joint Development Authority
   6.00%                                                                07/01/34                  8,500         9,306
Fayette County School District (AGM Insured)
   1.15%                                                                03/01/23                  2,290         2,324 (d,n)
   1.23%                                                                03/01/22                  2,520         2,560 (d,n)
Gwinnett County School District
   5.00%                                                                02/01/25                  5,000         5,804
Henry County Hospital Authority
   5.00%                                                                07/01/24                  1,865         1,928
Marietta Development Authority
   5.00%                                                                09/15/29                  2,365         2,246
Metropolitan Atlanta Rapid Transit Authority
   5.00%                                                                07/01/39                 10,000        10,420
Municipal Electric Authority of Georgia
   5.25%                                                                01/01/19                  2,490         2,788
Private Colleges & Universities Authority
   5.25%                                                                06/01/18 - 06/01/20       5,250         5,563

   6.00%                                                                06/01/21                  2,410         2,371
   6.50%                                                                11/01/15                  4,010         4,731 (l)
South Regional Joint Development Authority
   4.50%                                                                08/01/39                  2,650         2,509
State of Georgia
   4.50%                                                                01/01/29                  4,500         4,729
   5.00%                                                                08/01/22 - 01/01/26       9,250        10,482
                                                                                                              126,614

HAWAII - 2.3%
City & County of Honolulu
   6.00%                                                                01/01/12                  1,265         1,373
City & County of Honolulu HI
   5.00%                                                                04/01/33                 13,320        14,100
   6.00%                                                                01/01/12                    735           800 (l)
State of Hawaii
   5.25%                                                                07/01/24                 16,000        17,042
State of Hawaii (AGM Insured)
   5.75%                                                                02/01/14                  6,500         7,501 (n)
                                                                                                               40,816

IDAHO - 1.7%
Idaho Health Facilities Authority
   6.75%                                                                11/01/37                  4,000         4,361
Idaho Housing & Finance Assoc.
   5.00%                                                                07/15/17 - 07/15/24      23,925        25,849
                                                                                                               30,210

ILLINOIS - 2.6%
County of Cook (AMBAC Insured)
   5.50%                                                                11/15/26                 10,000        11,161 (m,n)
Illinois Educational Facilities Authority
   5.00%                                                                12/01/38                  4,960         5,123
Illinois Finance Authority
   5.50%                                                                08/15/43                  5,000         5,777 (m)
Illinois Health Facilities Authority
   6.13%                                                                11/15/22                  3,500         3,623 (m)
Metropolitan Pier & Exposition Authority
   1.00%                                                                06/15/19                  4,000         3,905 (d)
   2.83%                                                                06/15/22                  4,505         3,582 (d)
Southwestern Illinois Development Authority
   5.00%                                                                10/01/21                  4,000         4,377
University of Illinois (FGIC Insured)
   5.25%                                                                04/01/32                  5,960         6,242 (m,n)
   5.25%                                                                04/01/32                  2,540         2,554 (n)
                                                                                                               46,344

INDIANA - 3.0%
County of St. Joseph IN
   5.00%                                                                03/01/36                 10,000        10,574
Indiana Finance Authority
   4.95%                                                                10/01/40                  5,000         4,832
Indiana Health & Educational Facilities Financing Authority
   5.25%                                                                02/15/40                 10,000         9,480
Indiana Health Facility Financing Authority (AMBAC Insured)
   5.38%                                                                03/01/34                  5,500         5,496 (n)
Indiana Municipal Power Agency

   5.00%                                                                01/01/42                  6,150         6,092
Indiana Municipal Power Agency/IN
   5.50%                                                                01/01/27                  2,500         2,698
   5.75%                                                                01/01/34                  2,000         2,084
Indianapolis Local Public Improvement Bond Bank
   5.75%                                                                01/01/38                  7,000         7,383
Merrillville Multi School Building Corp.
   5.25%                                                                07/15/28                  5,000         5,270
                                                                                                               53,909

KANSAS - 0.4%
Kansas Development Finance Authority
   5.50%                                                                11/15/29                  3,000         3,139
University of Kansas Hospital Authority
   5.63%                                                                09/01/32                  4,150         4,591 (m)
                                                                                                                7,730

KENTUCKY - 2.6%
Kentucky Economic Development Finance Authority
   6.00%                                                                06/01/30                  4,000         3,922
Kentucky State Property & Buildings Commission
   5.25%                                                                02/01/27 - 02/01/29      19,745        21,347
Kentucky Turnpike Authority (AMBAC Insured)
   5.00%                                                                07/01/26                  5,000         5,282 (n)
Louisville & Jefferson County Metropolitan Government
   5.25%                                                                10/01/36                 17,000        16,274
                                                                                                               46,825

LOUISIANA - 1.4%
Louisiana Public Facilities Authority
   5.25%                                                                07/01/33                 10,925        10,928
   5.38%                                                                05/15/16                  7,870         8,846 (m)
Parish of St. John Baptist
   5.13%                                                                06/01/37                  5,550         5,133
                                                                                                               24,907

MAINE - 0.6%
Maine Health & Higher Educational Facilities Authority
   5.13%                                                                07/01/31                  5,000         5,285
Maine Health & Higher Educational Facilities Authority (AGM Insured)
   5.50%                                                                07/01/23                     55            55 (n)
Maine Municipal Bond Bank
   5.50%                                                                11/01/21                  3,325         3,577 (m)
Maine Turnpike Authority
   6.00%                                                                07/01/34                  1,250         1,395
                                                                                                               10,312

MARYLAND - 3.5%
County of Montgomery MD
   5.00%                                                                11/01/17                  8,350         9,713
County of Prince Georges
   5.00%                                                                10/01/22                  6,820         7,680 (m)
Maryland Economic Development Corp.
   5.75%                                                                06/01/35                  3,000         3,046
Maryland Health & Higher Educational Facilities Authority
   5.00%                                                                07/01/32 - 07/01/34      13,300        13,456
   5.13%                                                                11/15/34                  7,200         8,143 (m)

   5.13%                                                                07/01/39                  6,000         6,006
University System of Maryland
   5.25%                                                                04/01/17                  5,655         6,140 (m)
Washington Suburban Sanitation District
   4.50%                                                                06/01/26                  8,470         8,924
                                                                                                               63,108

MASSACHUSETTS - 3.3%
Massachusetts Health & Educational Facilities Authority
   5.00%                                                                07/01/34 - 07/15/35      22,000        22,358
   5.38%                                                                08/15/38                  2,000         2,141
   5.50%                                                                11/15/36                  4,000         4,442
   5.75%                                                                07/01/39                  8,000         8,062
Massachusetts State Turnpike Authority
   5.13%                                                                01/01/37                  5,000         5,010
Massachusetts Water Resources Authority
   6.50%                                                                07/15/19                 14,125        17,034 (l)
                                                                                                               59,047

MICHIGAN - 2.3%
Detroit MI
   5.00%                                                                07/01/27 - 07/01/33      12,145        11,982
Detroit MI (AGM Insured)
   5.25%                                                                07/01/21 - 07/01/22       4,545         4,758 (n)
Grand Rapids MI (FGIC Insured)
   5.25%                                                                01/01/17                  3,000         3,047 (n)
Michigan Municipal Bond Authority
   5.25%                                                                10/01/17                  6,465         7,008
Michigan State Hospital Finance Authority
   5.38%                                                                12/01/30                  2,000         1,984
State of Michigan
   5.50%                                                                11/01/18                  6,000         6,844
State of Michigan (AGM Insured)
   5.25%                                                                09/15/27                  5,000         5,244 (n)
                                                                                                               40,867

MINNESOTA - 0.5%
City of Rochester MN
   5.00%                                                                11/15/38                  8,000         8,153
City of St Cloud MN
   5.13%                                                                05/01/30                  1,500         1,490
                                                                                                                9,643

MISSISSIPPI - 0.5%
State of Mississippi
   5.50%                                                                09/01/14                  7,500         8,673

MISSOURI - 0.7%
Missouri Highway & Transportation Commission
   5.00%                                                                05/01/21                  1,500         1,714
Missouri Joint Municipal Electric Utility Commission
   5.75%                                                                01/01/29                  4,500         4,772
Missouri State Environmental Improvement & Energy Resources Authority
   5.00%                                                                01/01/24                  5,000         5,335
                                                                                                               11,821

NEVADA - 0.5%

County of Clark
   5.50%                                                                07/01/20                  7,565         7,658 (m)
Las Vegas Special Improvement District No 707 (AGM Insured)
   5.55%                                                                06/01/16                  1,710         1,718 (n)
                                                                                                                9,376

NEW JERSEY - 9.2%
Cape May County Municipal Utilities Authority (AGM Insured)
   5.75%                                                                01/01/15 - 01/01/16       8,500         9,894 (n)
Essex County Improvement Authority (FSA Insured)
   5.25%                                                                12/15/17                    235           268 (m,n)
   5.25%                                                                12/15/17                  9,765        10,570 (n)
New Jersey Economic Development Authority
   5.50%                                                                12/15/29                  5,000         5,519
   5.75%                                                                06/15/29                  3,000         2,875
New Jersey St Higher Education Assistance Authority
   5.63%                                                                06/01/30                  7,500         7,857
New Jersey State Educational Facilities Authority
   5.25%                                                                07/01/32                  2,625         2,940 (m)
   6.00%                                                                12/01/17                 10,000        11,279
New Jersey State Turnpike Authority
   5.25%                                                                01/01/40                 13,000        13,592
New Jersey State Turnpike Authority (AMBAC Insured)
   6.50%                                                                01/01/16                 42,050        48,550 (l,n)
   6.50%                                                                01/01/16                  7,910         9,008 (n)
New Jersey Transportation Trust Fund Authority
   5.50%                                                                06/15/19 - 06/15/24      31,280        35,490 (m)
New Jersey Transportation Trust Fund Authority (AGM Insured)
   5.75%                                                                12/15/14                  4,610         5,464 (l,n)
   5.75%                                                                12/15/14                  1,390         1,601 (n)
                                                                                                              164,907

NEW MEXICO - 1.5%
New Mexico Finance Authority
   5.00%                                                                12/15/26                 14,000        14,924
New Mexico Hospital Equipment Loan Council
   5.50%                                                                08/01/25 - 08/01/30      10,750        11,535 (m)
                                                                                                               26,459

NEW YORK - 7.5%
Albany Industrial Development Agency
   5.25%                                                                11/15/27 - 11/15/32       6,500         6,208
Brooklyn Arena Local Development Corp.
   6.00%                                                                07/15/30                  4,500         4,573
   6.25%                                                                07/15/40                  5,000         5,137
City of New York
   5.25%                                                                08/01/13                      5             5
Long Island Power Authority
   6.00%                                                                05/01/33                  7,500         8,377
Metropolitan Transportation Authority
   5.00%                                                                11/15/34                 10,500        10,897
New York City Industrial Development Agency
   5.00%                                                                03/01/36                  4,000         3,773
New York City Industrial Development Agency (FGIC Insured)
   5.00%                                                                03/01/46                  6,000         5,514 (n)
New York City Transitional Finance Authority
   5.50%                                                                11/15/11 - 07/15/31      11,250        12,156

   6.00%                                                                11/15/19                  3,750         3,811 (m)
New York State Dormitory Authority
   0.61%                                                                07/01/39                  4,000         3,412 (d)
   5.00%                                                                03/15/25 - 07/01/39      19,260        20,111
   5.25%                                                                11/15/23                 10,400        11,191
   5.38%                                                                07/01/20                  3,695         4,064 (m)
   5.50%                                                                05/01/37                  2,500         2,540
   6.50%                                                                08/15/10                      5             5 (l)
   6.50%                                                                08/05/10 - 12/01/21       7,990         8,260
New York State Urban Development Corp.
   5.50%                                                                07/01/16 - 01/01/19      11,360        12,563
Triborough Bridge & Tunnel Authority
   5.00%                                                                11/15/26                 10,000        10,737
                                                                                                              133,334

NORTH CAROLINA - 2.1%
Cary NC
   5.00%                                                                03/01/21                  2,400         2,506
City of Charlotte
   5.00%                                                                07/01/24 - 07/01/38       6,460         6,792
City of Charlotte NC
   5.00%                                                                07/01/15 - 06/01/23       8,205         9,219
North Carolina Capital Facilities Finance Agency
   5.00%                                                                01/01/38                  1,000         1,048
North Carolina Eastern Municipal Power Agency
   5.00%                                                                01/01/26                  5,000         5,160
North Carolina Medical Care Commission
   5.00%                                                                06/01/34                  5,000         5,012
North Carolina Municipal Power Agency No 1 Catawba
   5.00%                                                                01/01/30                  3,195         3,290
State of North Carolina
   4.63%                                                                05/01/29                  1,500         1,546
University of North Carolina System
   5.00%                                                                10/01/18                  2,750         3,013
                                                                                                               37,586

OHIO - 4.6%
American Municipal Power-Ohio Inc.
   5.00%                                                                02/15/38                  5,000         5,087
City of Cleveland
   5.00%                                                                01/01/27                  9,885        10,010
City of Columbus
   4.75%                                                                06/01/31                  5,000         5,135
City of Columbus OH
   4.50%                                                                06/01/32                    700           705
County of Cuyahoga
   6.00%                                                                01/01/32                 10,000        10,331
County of Franklin
   5.00%                                                                05/15/21                  2,685         2,759
   5.25%                                                                05/15/24                  1,400         1,438
County of Hamilton
   5.00%                                                                12/01/19                  4,250         4,488
County of Hamilton (AMBAC Insured)
   5.25%                                                                12/01/32                  1,520         1,525 (n)
   5.25%                                                                12/01/32                  5,980         6,173 (m,n)
Cuyahoga Community College District
   5.00%                                                                08/01/26 - 08/01/27       3,000         3,172

Kent State University Revenues
   5.00%                                                                05/01/29 - 05/01/30       3,320         3,437
Ohio St Higher Educational Facility Commission
   5.20%                                                                11/01/26                  9,450        10,208 (m)
   6.25%                                                                05/01/38                  5,000         5,427
Ohio State University
   5.25%                                                                12/01/11                  3,150         3,374
Ohio State Water Development Authority
   5.50%                                                                12/01/20                  5,000         5,590 (m)
State of Ohio
   5.00%                                                                11/01/32                  1,100         1,140
Steubenville Oh
   6.38%                                                                10/01/20                  1,660         1,709 (m)
                                                                                                               81,708

OKLAHOMA - 1.4%
Claremore Public Works Authority (AGM Insured)
   5.25%                                                                06/01/34                  6,315         7,302 (m,n)
Oklahoma Municipal Power Authority (FGIC Insured)
   4.50%                                                                01/01/47                  9,000         7,988 (n)
Oklahoma Turnpike Authority (AMBAC Insured)
   5.25%                                                                01/01/15                  1,120         1,205 (m,n)
   5.25%                                                                01/01/15                  8,005         8,480 (n)
                                                                                                               24,975

PENNSYLVANIA - 3.9%
Allegheny County Hospital Development Authority
   5.00%                                                                11/15/28                 14,000        11,135
Montgomery County Higher Education & Health Authority (AMBAC Insured)
   5.10%                                                                10/01/10                  2,670         2,692 (n)
Northampton County General Purpose Authority
   5.50%                                                                08/15/35                  4,000         3,925
Pennsylvania Higher Educational Facilties Authority
   5.50%                                                                08/15/18                  1,000         1,138
Pennsylvania Industrial Development Authority (AMBAC Insured)
   5.50%                                                                07/01/17                  3,100         3,301 (n)
Pennsylvania Turnpike Commission
   5.25%                                                                06/01/39                 12,000        12,244
Pennsylvania Turnpike Commission (AMBAC Insured)
   5.00%                                                                12/01/23                  2,875         2,895 (l,n)
   5.25%                                                                12/01/32                 12,000        12,384 (n)
Philadelphia Authority for Industrial Development
   5.25%                                                                09/01/36                  1,750         1,443
Southcentral General Authority
   5.38%                                                                05/15/28                  4,100         4,362 (m)
   5.38%                                                                05/15/28                    900           937 (l)
St. Mary Hospital Authority
   5.00%                                                                11/15/40                  4,250         4,094
State Public School Building Authority (AGM Insured)
   5.25%                                                                06/01/27                  8,000         8,989 (m,n)
                                                                                                               69,539

PUERTO RICO - 2.7%
Commonwealth of Puerto Rico
   5.75%                                                                07/01/38                  7,000         7,181
   6.00%                                                                07/01/39                 10,000        10,468
Puerto Rico Electric Power Authority

   5.25%                                                                07/01/40                  5,000         4,932
Puerto Rico Sales Tax Financing Corp.
   1.55%                                                                08/01/32                 20,000        15,420 (d)
   5.50%                                                                08/01/42                 10,000        10,266
                                                                                                               48,267

RHODE ISLAND - 0.1%
Rhode Island Health & Educational Building Corp.
   6.25%                                                                09/15/34                  1,300         1,397
   6.50%                                                                09/15/28                  1,000         1,116
                                                                                                                2,513

SOUTH CAROLINA - 6.1%
Beaufort County SC
   5.50%                                                                06/01/17 - 06/01/18       4,150         4,402
Berkeley County School District
   5.25%                                                                12/01/24                 15,000        15,364
Charleston Educational Excellence Finance Corp.
   5.25%                                                                12/01/27 - 12/01/30      21,850        22,691
City of Greenville
   5.13%                                                                02/01/22                  5,195         5,365
Greenville County School District
   5.25%                                                                12/01/21                  2,000         2,094
   5.50%                                                                12/01/28                 10,725        12,081 (m)
Lexington County SC
   5.50%                                                                11/01/13                  5,000         5,463
South Carolina Educational Facilities Authority
   5.00%                                                                10/01/38                  8,150         8,290
South Carolina Jobs-Economic Development Authority
   5.75%                                                                08/01/39                  2,000         1,934
South Carolina State Public Service Authority
   5.50%                                                                01/01/38                  7,500         8,081
South Carolina State Public Service Authority (AGM Insured)
   5.13%                                                                01/01/32                 17,000        17,377 (n)
   5.50%                                                                01/01/36                  5,000         5,402 (m,n)
                                                                                                              108,544

TENNESSEE - 0.6%
Knox County Health Educational & Housing Facilities Board
   5.25%                                                                04/01/36                 10,000         9,292
State of Tennessee
   5.00%                                                                05/01/19                  1,000         1,142
                                                                                                               10,434

TEXAS - 5.0%
City of Austin (AMBAC Insured)
   5.50%                                                                11/15/16                  5,450         6,321 (n)
City of Houston (AGM Insured)
   5.25%                                                                05/15/22                 10,000        10,707 (n)
City of Houston (AMBAC Insured)
   5.75%                                                                12/01/14                  5,000         5,609 (m,n)
North Central Texas Health Facility Development Corp.
   5.13%                                                                05/15/22                  4,500         4,526
North Texas Tollway Authority
   5.25%                                                                01/01/44                 10,000         9,999
   5.63%                                                                01/01/33                  1,500         1,557
   5.75%                                                                01/01/38 - 01/01/40      20,000        20,615

San Antonio Independent School District
   5.38%                                                                08/15/19 - 08/15/20       6,250         6,667 (m)
State of Texas
   5.00%                                                                04/01/28 - 08/01/39       8,000         8,378
University of Texas
   5.00%                                                                08/15/24                 13,500        15,044
                                                                                                               89,423

UTAH - 0.1%
Murray UT
   4.75%                                                                05/15/20                  2,285         2,296 (l)

VERMONT - 0.4%
University of Vermont & State Agricultural College (AMBAC Insured)
   5.13%                                                                10/01/27                  1,000         1,100 (m,n)
Vermont Educational & Health Buildings Financing Agency
   5.00%                                                                10/31/46                  5,700         5,847
                                                                                                                6,947

VIRGIN ISLANDS - 0.1%
Virgin Islands Public Finance Authority
   5.00%                                                                10/01/39                  1,000           915

VIRGINIA - 0.9%
City of Richmond VA
   5.00%                                                                01/15/40                 10,000        10,484
Virginia College Building Authority
   4.38%                                                                02/01/28                    845           864
Virginia Resources Authority
   5.25%                                                                11/01/38                  5,000         5,393
                                                                                                               16,741

WASHINGTON - 0.6%
County of King
   5.50%                                                                12/01/13                  5,120         5,876 (l)
   5.50%                                                                12/01/13                  4,880         5,607
                                                                                                               11,483

WEST VIRGINIA - 0.1%
West Virginia Hospital Finance Authority
   5.50%                                                                09/01/28                  2,580         2,582

WISCONSIN - 0.2%
State of Wisconsin (AMBAC Insured)
   5.75%                                                                07/01/14                  2,990         3,246 (n)

TOTAL BONDS AND NOTES                                                                                       1,765,006
   (COST $1,689,650)

---------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS - 0.0%*
---------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                               285 (k)
   (COST $343)

TOTAL INVESTMENT IN SECURITIES                                                                              1,765,291
   (COST $1,689,993)

---------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.9%
---------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT - 0.9%
State Street Corp.
   0.01%                                                                04/01/10                 16,572        16,572 (e)
   (COST $16,572)

TOTAL INVESTMENTS                                                                                           1,781,863
   (COST $1,706,565)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                        2,065

                                                                                                          -----------
NET ASSETS - 100.0%                                                                                       $ 1,783,928
                                                                                                          ===========

NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

     AMBAC   8.83%
     AGM     8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN TAX-EXEMPT INCOME FUND

                              Level 1     Level 2    Level 3      Total
                              -------   ----------   -------   ----------
Investments in Securities     $    --   $1,781,863   $    --   $1,781,863
Other Financial Instruments        --           --        --           --


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010